Document And Entity Information	6 Months Ended
Jun. 30, 2025
Document Information Line Items
Entity Central Index Key	0001993431
Amendment Description	AMENDMENT NO. 1
Document Type	F-1/A
Entity Registrant Name	Micropolis Holding Company
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Warehouse 1, Dar Alkhaleej Building
Entity Address, Address Line Two	Dubai Production City
Entity Address, City or Town	Dubai
Entity Address, Country	AE
City Area Code	+971
Local Phone Number	4 276 7008
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	true
Business Contact
Document Information Line Items
Entity Address, Address Line One	16192 Costal Highway
Entity Address, City or Town	Lewes
City Area Code	+1
Local Phone Number	510-344-2323
Contact Personnel Name	MPOLIS LLC
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19958